Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of earnings per share
Basic & Diluted EPS, Net Loss	$ (1,087,414)	$ (1,438,755)	$ (4,163,008)	$ (2,378,594)
Basic and diluted weighted average common shares outstanding	11,180,739	11,119,269	11,136,484	10,957,676
Basic and diluted net (loss) income per share	$ (0.10)	$ (0.13)	$ (0.37)	$ (0.22)